UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of the

Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period January 1, 2009 to December 31, 2011

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period to

☐	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period to

Date of Report (Date of earliest event reported):

January 20, 2010

SSF Settlement Finance LLC1

(Exact name of securitizer as specified in its charter)

Not Yet Available	0001541791
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Michael R. Newell, Vice President, 212-346-9004

Name and telephone number, including area code,

of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)     ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)    ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)     ☐

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SSF Settlement Finance LLC, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities issued by it and outstanding during the reporting period in the structured settlement receivables asset class.

Name of Issuing Entity	Check if Regis -tered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand			Assets that Were Repurchased or Replaced			Assets Pending Repurchase or Replacement			Demand in Dispute			Demand Withdrawn			Demand Rejected
			(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)
Asset Class: Structured Settlement Receivables

Issuing Entity: SSF Settlement Finance LLC		Novation Capital LLC	697	$55,546,595.42	38.52%

		Settlement Capital Corporation	176	$11,715,817.81	8.12%

		Structured Settlement Investments, LP	115	$8,135,111.62	5.64%	1	$195,461.67	3.49%										1	$195,461.67	3.49%

		Structured Settlement Investments, Ltd.	238	$19,738,609.49	13.69%

		SSC Settlements LLC	250	$22,352,995.54	15.50%

		StratCap Investments Inc.	235	$26,730,389.92	18.53%	1	$36,415.77	0.17%	1	$36,415.77	0.17%

Total			1,711	$144,219,519.80	100.00%	1	$231,877.44	0.23%	1	$36,415.77	0.04%	0	$0	0%	0	$0	0%	0	$195,461.67	0.20%	0	$0	0%

Footnotes:

•	Certain Information:

o	Certain information may have been omitted from this table because it was unknown or not reasonably available to the securitizer without unreasonable effort or expense. The securitizer believes that it has substantially complete information based on its own records and confirmation from appropriate third parties to the extent such confirmation could be obtained. The data included in the table is based on information known to the securitizer or which the securitizer was able to obtain without unreasonable effort or expense.

•	Table Headings:

o	Columns marked “#” represent the number of receivables. Columns marked “$” represent the outstanding principal balance. Columns marked “%” represent the percentage of principal balance.

o	Under the column “Total Assets in ABS by Originator,” the data sets forth the number of receivables on the date of securitization (December 19, 2005), an “outstanding principal balance” equal to the discounted present value of the receivables as of the date of securitization using the same discount rate and methodology as used to determine a repurchase price, and a percentage of principal balance equal to the outstanding principal balance of receivables of a particular originator on the date of securitization divided by the outstanding principal balance of the full pool of receivables on the date of securitization.

o	The “outstanding principal balance” for columns other than in the “Total Assets in ABS by Originator” column is the discounted present value of the applicable receivables at the end of the reporting period (December 31, 2011) using the same discount rate and methodology as used to determine a repurchase price; provided that the sole receivable that was the subject of a demand for repurchase or replacement and that was repurchased during the reporting period (the “Repurchased Receivable”) is shown at its discounted present value immediately prior to such repurchase ($36,415.77), and is included in all applicable columns of the table as though still outstanding at the end of the reporting period with such principal balance.

o	With respect to the Repurchased Receivable, the “percentage by principal balance” has been calculated in each field by dividing the outstanding principal balance of such Repurchased Receivable immediately prior to its repurchase by the outstanding principal balance of the entire receivables pool ($98,654,530.85) or the receivables pool related to the relevant obligor ($21,653,951.04), as applicable, as of the last day of the reporting period, adjusted to include the outstanding principal balance of such Repurchased Receivable immediately prior to its repurchase.

o	With respect to the sole receivable that was the subject of a demand for repurchase or replacement but such demand was withdrawn (the “Demand Withdrawn Receivable”), the “percentage by principal balance” has been calculated in each field by dividing the outstanding principal balance of such Demand Withdrawn Receivable at the end of the reporting period ($195,461.67) by the outstanding principal balance of the entire receivables pool adjusted to include the outstanding principal balance of the Repurchased Receivable immediately prior to its repurchase ($98,654,530.85) or the receivables pool related to the relevant obligor ($5,602,761.84), as applicable, as of the last day of the reporting period.

•	Name of Originator:

o	For purposes of data presented in the table, the “originator” is the party who initially acquired receivables and sold such receivables to an affiliate of the securitizer.

Category Definitions:

•	Assets That Were Subject of Demand

o	For purposes of data presented in the table, a “demand” is a clear request for enforcement of an obligation to repurchase or replace a specified receivable.

o	The table sets forth each receivable that was “Subject of Demand” at any time during the reporting period. A receivable is considered to be “Subject of Demand” until finally resolved by repurchase or replacement of such receivable or rejection or withdrawal of the related demand.

o	In the event that the securitizer received multiple repurchase demands with respect to a single receivable, such demands have been reported as a single demand.

•	Assets That Were Repurchased or Replaced

o	This data field is intended to capture pool receivables that were the subject of a repurchase demand (i) which have been repurchased from the securitizer or (ii) for which the securitizer has received an indemnity payment rather than having the receivable repurchased because the receivable had been previously liquidated at a loss.

•	Assets Pending Repurchase or Replacement

o	This data field is intended to capture any pool receivable that was the subject of a demand for which (i) such receivable is pending repurchase or replacement within the applicable cure period, (ii) an agreement as to the obligation to repurchase or replace has been reached by the securitizer but such repurchase or replacement or related indemnity payment has not been completed as of the end of the reporting period (including where payment cannot currently be made due to bankruptcy, insolvency, court or regulatory proceedings) or (iii) the seller has deferred assessment of the demand pending receipt of required documentation, including during any period following the applicable cure period.

•	Demand in Dispute

o	This data field is intended to capture any pool receivable that was the subject of a demand for which (i) the seller has disputed such demand, (ii) the seller has not completed its review of such demand and has therefore not yet made any determination regarding the status of such receivable as of the end of this reporting period but as to which all required documentation has been received and any applicable cure period has expired, or (iii) such demand is currently the subject of litigation or insolvency proceedings.

•	Demand Withdrawn

o	This data field is intended to capture any pool receivable that was the subject of a demand for which (i) the receivable has been paid in full prior to such repurchase or replacement, (ii) such demand was the subject of litigation that resulted in settlement or (iii) such demand was rescinded by the party making the demand.

•	Demand Rejected

o	This data field is intended to capture any pool receivable that was the subject of a demand which was not rescinded by the party making the demand but for which the seller determined that such demand was without merit, was invalid or did not specifically allege a breach of any particular representation or warranty.

Excluded Demands:

o	None.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

SSF SETTLEMENT FINANCE LLC (Securitizer)

By:	Structured Settlement Funding LLC, its member

By:	SSF Holding Company, Inc., its Class A member

By:	/s/ Michael R. Newell
Name: Michael R. Newell
Title: Vice President

Date: February 13, 2012

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